Convertible Notes (Details Narrative) - USD ($)		12 Months Ended
	Jan. 15, 2024	Jun. 30, 2024	Jun. 30, 2023
Short-Term Debt [Line Items]
Debt Instrument, Convertible, Conversion Price	$ 0.80
[custom:ProceedsFromIssuanceOfConvertibleNotes]		$ 1,840,000
[custom:CapitalReceivablesOfConvertibleNotes-0]		1,472,000
Amortization of Debt Discount (Premium)		$ 1,108,088
Warrant Two [Member]
Short-Term Debt [Line Items]
Class of Warrant or Right, Outstanding		5,645,455
Convertible Notes [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount	$ 3,600,000
[custom:OriginalIssueDiscountPercentage-0]	8.00%
Convertible Debt	$ 3,312,000
Debt Instrument, Interest Rate, Stated Percentage	8.00%
Debt Instrument, Maturity Date, Description	36 months
Warrants and Rights Outstanding, Term	5 years
[custom:ProceedsFromIssuanceOfConvertibleNotes]		$ 1,840,000
[custom:CapitalReceivablesOfConvertibleNotes-0]		1,472,000
[custom:ConvertibleNotes]		$ 820,088
Debt Conversion, Converted Instrument, Shares Issued		4,090,909
Amortization of Debt Discount (Premium)		$ 1,108,088
Convertible Notes [Member] | Warrant Two [Member]
Short-Term Debt [Line Items]
Class of Warrant or Right, Outstanding	5,645,455
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 1.056
[custom:WarrantSharePricePercentage-0]	120.00%